Quarterly Holdings Report
for

Fidelity® SAI Emerging Markets Value Index Fund

January 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

EMV-QTLY-0321
1.9898214.100

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Bailiwick of Jersey - 0.4%
Polymetal International PLC	209,949	$4,547,930
Bermuda - 0.7%
Brilliance China Automotive Holdings Ltd.	2,226,000	1,751,343
Credicorp Ltd. (United States)	11,979	1,800,803
Kunlun Energy Co. Ltd.	3,024,000	2,585,899
Shenzhen International Holdings Ltd.	853,500	1,406,859

TOTAL BERMUDA		7,544,904

Brazil - 4.0%
Banco do Brasil SA	1,085,300	6,716,427
BRF SA (a)	556,000	2,156,362
CCR SA	845,100	1,872,028
Cogna Educacao (a)	1,362,000	1,125,167
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	235,100	1,756,139
Hypermarcas SA	303,100	1,788,774
JBS SA	728,500	3,219,492
Petrobras Distribuidora SA	545,100	2,317,328
Telefonica Brasil SA	334,000	2,759,221
TIM SA	608,800	1,479,884
Vale SA	1,219,700	19,606,063

TOTAL BRAZIL		44,796,885

British Virgin Islands - 0.2%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	76,589	1,995,143
Cayman Islands - 18.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	235,581	59,797,525
China Conch Venture Holdings Ltd.	1,231,500	5,869,013
China Resources Cement Holdings Ltd.	1,646,000	1,819,394
China Yongda Automobiles Services Holdings Ltd.	1,051,500	1,475,552
Country Garden Holdings Co. Ltd.	5,349,000	6,464,403
Geely Automobile Holdings Ltd.	4,295,000	15,704,801
JD.com, Inc. sponsored ADR (a)	20,805	1,845,195
JOYY, Inc. ADR	42,381	3,900,747
Kingboard Chemical Holdings Ltd.	512,000	2,096,669
Meituan Class B (a)	328,400	15,070,418
Momo, Inc. ADR	128,288	1,960,241
SINA Corp. (a)	43,298	1,810,722
Tencent Holdings Ltd.	727,900	64,858,299
Vipshop Holdings Ltd. ADR (a)	290,367	7,961,863
WH Group Ltd. (b)	7,145,000	5,805,759
Xinyi Glass Holdings Ltd.	1,884,000	4,568,304
Zhen Ding Technology Holding Ltd.	468,000	1,904,680

TOTAL CAYMAN ISLANDS		202,913,585

Chile - 0.4%
Cencosud SA	1,023,531	1,776,251
Enel Americas SA	19,314,645	2,904,780

TOTAL CHILE		4,681,031

China - 12.2%
Agricultural Bank of China Ltd. (H Shares)	21,420,000	7,735,595
Anhui Conch Cement Co. Ltd. (H Shares)	896,000	5,310,186
Bank Communications Co. Ltd. (H Shares)	16,175,000	8,762,132
Bank of China Ltd. (H Shares)	42,424,000	14,359,849
China Cinda Asset Management Co. Ltd. (H Shares)	6,729,000	1,275,804
China CITIC Bank Corp. Ltd. (H Shares)	8,806,000	3,907,089
China Construction Bank Corp. (H Shares)	28,729,000	21,759,884
China Minsheng Banking Corp. Ltd. (H Shares)	4,424,500	2,533,748
China National Building Materials Co. Ltd. (H Shares)	2,936,000	3,517,936
China Railway Group Ltd. (H Shares)	2,952,000	1,344,025
China Shenhua Energy Co. Ltd. (H Shares)	2,576,500	4,778,650
China Tower Corp. Ltd. (H Shares) (b)	35,376,000	5,110,260
Dongfeng Motor Group Co. Ltd. (H Shares)	1,868,000	1,847,942
Great Wall Motor Co. Ltd. (H Shares)	2,347,500	7,357,463
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,144,000	1,955,061
Guangzhou R&F Properties Co. Ltd. (H Shares)	983,200	1,213,585
Haier Smart Home Co. Ltd. (a)	1,434,600	5,939,530
Industrial & Commercial Bank of China Ltd. (H Shares)	28,039,000	17,885,248
People's Insurance Co. of China Group Ltd. (H Shares)	5,912,000	1,822,420
PICC Property & Casualty Co. Ltd. (H Shares)	5,234,000	3,820,906
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	6,627,000	4,735,250
Sinopharm Group Co. Ltd. (H Shares)	1,019,600	2,490,726
TravelSky Technology Ltd. (H Shares)	647,000	1,445,335
Weichai Power Co. Ltd. (H Shares)	1,475,000	4,356,560
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	416,700	2,096,063

TOTAL CHINA		137,361,247

Colombia - 0.2%
Grupo de Inversiones Suramerica SA	151,547	963,887
Grupo Nutresa SA	188,689	1,289,999

TOTAL COLOMBIA		2,253,886

Czech Republic - 0.1%
CEZ A/S	39,840	958,541
Egypt - 0.1%
Commercial International Bank SAE	223,542	898,579
Greece - 0.1%
Jumbo SA	79,919	1,255,965
OPAP SA	7,816	95,989

TOTAL GREECE		1,351,954

Hong Kong - 1.9%
Beijing Enterprises Holdings Ltd.	366,500	1,200,671
China Merchants Holdings International Co. Ltd.	1,018,000	1,420,664
China Overseas Land and Investment Ltd.	2,823,000	6,364,562
China Taiping Insurance Group Ltd.	1,093,800	1,938,389
CSPC Pharmaceutical Group Ltd.	5,004,000	5,111,622
Lenovo Group Ltd.	4,738,000	5,579,330

TOTAL HONG KONG		21,615,238

Hungary - 0.2%
Richter Gedeon PLC	97,990	2,772,647
India - 11.7%
Aurobindo Pharma Ltd.	210,511	2,615,497
Bajaj Auto Ltd.	52,587	2,891,202
Cipla Ltd.	375,534	4,256,842
Coal India Ltd.	1,381,293	2,386,835
Dr. Reddy's Laboratories Ltd.	73,226	4,594,110
Dr. Reddy's Laboratories Ltd. sponsored ADR	17,417	1,067,314
GAIL India Ltd.	1,370,761	2,357,348
HCL Technologies Ltd.	817,096	10,250,147
HDFC Bank Ltd. (a)	36,920	705,533
Hero Motocorp Ltd.	97,763	4,368,943
Hindalco Industries Ltd.	1,106,195	3,435,794
Hindustan Unilever Ltd.	160,428	4,984,806
Infosys Ltd.	951,216	16,140,188
Infosys Ltd. sponsored ADR	314,376	5,306,667
ITC Ltd.	2,237,842	6,242,676
Lupin Ltd. (a)	181,881	2,515,280
Mahindra & Mahindra Ltd.	588,651	6,056,173
Maruti Suzuki India Ltd.	100,540	9,944,504
NTPC Ltd.	2,552,926	3,116,700
Oil & Natural Gas Corp. Ltd.	2,767,694	3,354,205
Reliance Industries Ltd.	82,780	2,092,734
State Bank of India (a)	1,353,053	5,238,763
Sun Pharmaceutical Industries Ltd.	817,986	6,581,161
Tata Motors Ltd. (a)	1,187,269	4,250,223
Tata Motors Ltd. sponsored ADR (a)	58,200	1,036,542
Tech Mahindra Ltd.	465,544	6,142,932
Vedanta Ltd.	976,056	2,160,157
Vedanta Ltd. sponsored ADR	99,467	866,358
Wipro Ltd.	1,112,872	6,382,589

TOTAL INDIA		131,342,223

Indonesia - 1.3%
PT Astra International Tbk	15,335,400	6,667,565
PT Bank Negara Indonesia (Persero) Tbk	5,667,200	2,241,836
PT Indofood Sukses Makmur Tbk	3,344,800	1,442,341
PT Telekomunikasi Indonesia Tbk Series B	17,443,000	3,866,552

TOTAL INDONESIA		14,218,294

Korea (South) - 15.1%
Dl Co. Ltd.	8,604	469,285
DL E&C Co. Ltd. (a)	10,788	1,075,530
GS Engineering & Construction Corp.	55,425	1,890,632
Hana Financial Group, Inc.	227,429	6,639,506
Hankook Tire Co. Ltd.	60,292	2,218,382
Hyundai Mobis	50,364	14,297,848
Hyundai Motor Co.	68,115	13,947,134
Industrial Bank of Korea	236,110	1,653,038
KB Financial Group, Inc.	295,910	10,685,912
Kia Motors Corp.	202,540	14,940,718
LG Electronics, Inc.	83,070	11,364,292
POSCO	54,330	11,927,994
Samsung Electronics Co. Ltd.	903,200	66,222,339
Shinhan Financial Group Co. Ltd.	343,419	9,419,868
Woori Financial Group, Inc.	416,488	3,277,117

TOTAL KOREA (SOUTH)		170,029,595

Kuwait - 0.5%
Agility Public Warehousing Co. KSC	894,284	2,212,083
Kuwait Finance House KSCP	210,636	497,374
Mobile Telecommunication Co.	1,609,288	3,364,198

TOTAL KUWAIT		6,073,655

Malaysia - 1.7%
CIMB Group Holdings Bhd	5,122,000	4,865,425
Genting Bhd	1,624,300	1,599,187
Genting Malaysia Bhd	2,265,000	1,378,330
IHH Healthcare Bhd	2,372,500	2,999,004
MISC Bhd	1,019,900	1,503,674
PPB Group Bhd	540,400	2,473,074
Top Glove Corp. Bhd	2,348,800	3,916,119

TOTAL MALAYSIA		18,734,813

Mexico - 1.5%
America Movil S.A.B. de CV Series L	15,057,500	10,041,272
CEMEX S.A.B. de CV unit (a)	11,000,800	6,311,011

TOTAL MEXICO		16,352,283

Netherlands - 0.3%
X5 Retail Group NV GDR (Reg. S)	84,515	2,990,141
Philippines - 0.7%
Ayala Corp.	190,470	3,051,642
JG Summit Holdings, Inc.	1,962,840	2,483,160
Universal Robina Corp.	670,320	1,882,921

TOTAL PHILIPPINES		7,417,723

Poland - 0.6%
KGHM Polska Miedz SA (Bearer) (a)	70,912	3,586,481
Polski Koncern Naftowy Orlen SA	220,659	3,318,430

TOTAL POLAND		6,904,911

Qatar - 0.7%
Qatar National Bank SAQ	1,565,452	7,741,825
Russia - 2.2%
Gazprom OAO	4,412,810	12,401,593
Inter Rao Ues JSC	27,006,000	1,873,256
Mobile TeleSystems OJSC sponsored ADR	341,349	3,072,141
Surgutneftegas OJSC	13,350,500	5,928,165
VTB Bank OJSC	3,844,820,016	1,864,494

TOTAL RUSSIA		25,139,649

Saudi Arabia - 2.2%
Samba Financial Group	708,899	5,698,484
Saudi Basic Industries Corp.	204,665	5,598,589
Saudi Telecom Co.	427,878	12,913,800

TOTAL SAUDI ARABIA		24,210,873

Singapore - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	2,043,800	1,515,464
South Africa - 3.7%
Absa Group Ltd.	546,542	4,098,478
Aspen Pharmacare Holdings Ltd. (a)	291,219	2,749,148
Foschini Ltd.	252,558	1,704,325
Impala Platinum Holdings Ltd.	605,195	8,172,889
Life Healthcare Group Holdings Ltd. (a)	1,117,527	1,426,854
Mr Price Group Ltd.	194,163	2,206,244
MTN Group Ltd.	1,299,593	5,361,540
Naspers Ltd. Class N	34,694	8,025,739
Nedbank Group Ltd.	290,024	2,340,212
Sibanye Stillwater Ltd.	1,083,988	4,115,007
Tiger Brands Ltd.	133,696	1,757,223

TOTAL SOUTH AFRICA		41,957,659

Taiwan - 13.6%
ASUSTeK Computer, Inc.	529,000	5,410,678
Catcher Technology Co. Ltd.	578,000	4,085,681
Cathay Financial Holding Co. Ltd.	4,313,000	6,143,611
Compal Electronics, Inc.	2,982,000	2,283,528
Far Eastern Textile Ltd.	2,926,000	2,715,933
Foxconn Technology Co. Ltd.	754,000	2,013,466
Fubon Financial Holding Co. Ltd.	5,503,000	8,948,686
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,629,000	22,406,680
Innolux Corp.	7,369,000	3,433,132
Lite-On Technology Corp.	1,677,000	3,286,827
Nanya Technology Corp.	878,000	2,504,452
Pegatron Corp.	1,644,000	4,601,392
Pou Chen Corp.	1,927,000	1,926,243
Powertech Technology, Inc.	557,000	1,936,803
Radiant Opto-Electronics Corp.	355,000	1,457,463
Shin Kong Financial Holding Co. Ltd.	8,999,000	2,586,196
Sino-American Silicon Products, Inc.	396,000	2,148,870
Synnex Technology International Corp.	1,029,000	1,660,448
Taiwan Semiconductor Manufacturing Co. Ltd.	2,246,000	47,451,199
Unified-President Enterprises Corp.	3,873,000	9,402,163
United Microelectronics Corp.	8,171,000	14,636,061
Wistron Corp.	2,159,000	2,408,652

TOTAL TAIWAN		153,448,164

Thailand - 1.6%
Bangkok Bank PCL	414,800	1,572,997
Charoen Pokphand Foods PCL:
unit	366,100	333,319
(For. Reg.)	2,251,600	2,049,987
Kasikornbank PCL:
NVDR	116,800	495,610
(For. Reg.)	775,800	3,291,901
PTT Exploration and Production PCL:
(For. Reg.)	686,500	2,373,964
NVDR	128,000	442,633
Siam Commercial Bank PCL:
unit	193,000	607,760
(For. Reg.)	992,200	3,124,452
Thai Beverage PCL	6,477,600	4,022,900

TOTAL THAILAND		18,315,523

Turkey - 0.3%
Koc Holding A/S	828,706	2,287,726
Turkcell Iletisim Hizmet A/S	464,965	1,012,886

TOTAL TURKEY		3,300,612

United Arab Emirates - 0.6%
Dubai Islamic Bank Pakistan Ltd.	1,070,115	1,468,325
Emaar Properties PJSC (a)	2,664,008	2,756,008
Emirates NBD Bank PJSC	959,309	3,081,782

TOTAL UNITED ARAB EMIRATES		7,306,115

United Kingdom - 0.1%
Mediclinic International PLC (a)	365,438	1,422,431
TOTAL COMMON STOCKS
(Cost $911,044,773)		1,092,113,523

Nonconvertible Preferred Stocks - 1.4%
Brazil - 1.2%
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	433,800	2,278,651
Itausa-Investimentos Itau SA (PN)	3,387,800	6,569,536
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	977,900	4,770,287

TOTAL BRAZIL		13,618,474

Russia - 0.2%
AK Transneft OAO	1,182	2,242,801
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $15,380,836)		15,861,275

Money Market Funds - 1.5%
Fidelity Cash Central Fund 0.09% (c)
(Cost $17,197,554)	17,194,115	17,197,554
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $943,623,163)		1,125,172,352
NET OTHER ASSETS (LIABILITIES) - 0.1%(d)		872,846
NET ASSETS - 100%		$1,126,045,198

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	265	March 2021	$17,570,825	$35,484	$35,484

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,651,269 or 1.4% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Includes $1,056,078 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,229
Total	$2,229

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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